Supplement dated March 13, 2024

to the Prospectus dated May 1, 2023, as supplemented,

and the Initial Summary Prospectus dated November 16, 2023, as supplemented,

for Apex VUL®

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses (“Prospectuses”):

All references in the Prospectuses to “policies issued on or before March 22, 2024” are hereby deleted and replaced with “policies issued on or before April 19, 2024.”

All references in the Prospectuses to “policies issued after March 22, 2024” are hereby deleted and replaced with “policies issued after April 19, 2024.”

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online atwww.massmutual.com/contact-us, or call our Customer Service Center at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

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